Future Purchase consideration	12 Months Ended
Dec. 31, 2022
Future Purchase Consideration Abstract
FUTURE PURCHASE CONSIDERATION
16.	FUTURE PURCHASE CONSIDERATION

	December 31, 2022	December 31, 2021
Balance, beginning of year	$350,000	$-
Clear RF future purchase consideration	(350,000)	350,000
Balance, end of the year	$-	$350,000

The future purchase consideration arose on the acquisition of ClearRF as outlined in Note 4. On March 31, 2022, the Company was required to pay $155,015 in cash and to issue common shares of the Company valued at $194,985.

At each reporting period, management updates the estimate with respect to the probability of payment of the future purchase consideration and recognizes changes in the estimated value of future purchase consideration in profit or loss. The balance of the future purchase consideration was classified as short-term due to the requirement to make the payments within one year.